Statements of Changes in Shareholders' Deficit - USD ($)	Total	Additional Paid in Capital	Accumulated Deficit	Common Class A [Member]	Common Class A [Member] Ordinary Shares	Common Class B [Member]	Common Class B [Member] Ordinary Shares
Beginning Balance at Jul. 28, 2020	$ 0	$ 0	$ 0		$ 0		$ 0
Beginning Balance (in shares) at Jul. 28, 2020					0		0
Issuance of Class B ordinary shares to Sponsor	25,000	23,850					$ 1,150
Issuance of Class B ordinary shares to Sponsor (in shares)							11,500,000
Proceeds received in excess of fair value of Private Placement Warrants	840,000	840,000
Accretion for Class A ordinary shares subject to possible redemption	(38,692,642)	(864,000)	(37,828,642)
Forfeiture of Founder Shares		150					$ (150)
Forfeiture of Founder Shares (in shares)							(1,500,000)
Net income (loss)	(20,061,109)		(20,061,109)		$ (13,879,256)		$ (6,181,853)
Ending Balance at Dec. 31, 2020	(57,888,751)	0	(57,889,751)		$ 0		$ 1,000
Ending Balance (in shares) at Dec. 31, 2020					0		10,000,000
Net income (loss)	19,314,054		19,314,054	$ 15,451,243		$ 3,862,811
Ending Balance at Mar. 31, 2021	(38,574,697)	0	(38,575,697)		$ 0		$ 1,000
Ending Balance (in shares) at Mar. 31, 2021					0		10,000,000
Beginning Balance at Dec. 31, 2020	(57,888,751)	0	(57,889,751)		$ 0		$ 1,000
Beginning Balance (in shares) at Dec. 31, 2020					0		10,000,000
Net income (loss)	4,822,073		4,822,073		$ 3,857,658		$ 964,415
Ending Balance at Dec. 31, 2021	(53,066,678)	0	(53,067,678)		$ 0		$ 1,000
Ending Balance (in shares) at Dec. 31, 2021					0		10,000,000
Net income (loss)	8,997,219		8,997,219	$ 7,197,775		$ 1,799,444
Ending Balance at Mar. 31, 2022	$ (44,069,459)	$ 0	$ (44,070,459)		$ 0		$ 1,000
Ending Balance (in shares) at Mar. 31, 2022					0		10,000,000